Proposed Public Offering (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of shares	34,500,000	10,000,000
Price per share unit	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 345,000,000			$ 6,000,000
Underwriting fee	6,900,000		$ 6,900,000
Additional fee	$ 12,075,000
Price per unit			$ 11.50	$ 11.50
Common stock, description			In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which it consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $10.00 and $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per Class A common stock equals or exceeds $10.00” and “Redemption of warrants when the price per Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Redemption of warrants, description			Redemption of Warrants When the Price per Class A Common stock Equals or Exceeds $10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares	4,500,000			347,500,000
Gross proceeds	$ 345,000,000			$ 6,900,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares	34,500,000			30,000,000
Price per share unit	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000			$ 10,000,000
Underwriting fee	$ 6,900,000	$ 6,900,000
Private Warrants [Member]
Initial Public Offering (Details) [Line Items]
Redemption of warrants, description			Redemption of Warrants When the Price per Class A Common stock Equals or Exceeds $18.00